ACQUISITION	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
ACQUISITION
5.	ACQUISITION

(a)	In 2010, the Group entered into an agreement with Beijing Yuewu Yuntian Software Technology Ltd. (“Yuewu Yuntian”) to establish Cyber Cloud, in which the Group and Yuewu Yuntian held 90% and 10% of the equity interests, respectively.

Pursuant to a series of agreements dated on April 30, 2014, between the Group, Yuewu Yuntian and Beijing Holch Capital Investment Center (“Holch Capital”, a third party), Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. These transactions were closed on June 30, 2014. As a result, the Group, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interests in Cyber Cloud, respectively. Xinsi Yijia became a wholly owned subsidiary of Cyber Cloud, and therefore a 75% owned subsidiary of the Group after June 30, 2014. The purpose of the acquisition of Xinsi Yijia is to develop the Group’s cloud computing technology-based digital video delivery solutions. The purchase price for the acquisition of Xinsi Yijia was determined to be $2,541 based on the acquisition-date fair value of Xinsi Yijia which is more reliably measurable. Such fair value has been estimated by management with the assistance of a third party valuer.

The following table summarizes the fair values of assets acquired and liabilities assumed at the date of acquisition:

As of June 30, 2014
Current assets	$1,791
Property, plant, and equipment	132
Intangible assets	478
Goodwill	853

Total assets acquired	3,254

Current liabilities	(512)
Non-current liabilities	(201)

Total liabilities assumed	(713)

Net assets acquired	$2,541

(b)	In 2012, the Group and Beijing AirMedia Advertising Co., Ltd. (“AirMedia”) set up two joint ventures Shibo Movie and Beijing Xinghe Union Media Co., Ltd. (“Xinghe Union”), in each of which the group contributed cash of $794, representing 50% of equity interests in each of the joint ventures, respectively. The Group has accounted for these investments using equity method accounting because the Group did not control the investees but had the ability to exercise significant influence over the operating and financial policies of the investees.

On September 30, 2013, the Group signed an agreement with AirMedia for the exchange of 50% equity interests in Shibo Movie held by AirMedia with its 50% equity interests in Xinghe Union. In February 2014, the exchange was completed and Shibo Movie became a wholly-owned subsidiary of the Group. The carrying values of the Group equity investments in Shibo Movie and Xinghe Union were $456 and $291, respective prior to the exchange. The Company accounted for the exchange as a disposal of its equity investment in Xinghe Union and a step acquisition of Shibo Movie. The fair value of Shibo Movie asset acquired and liabilities assumed was $912. The Company recorded a gain of $165 on the disposal of Xinghe Union.